Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenue	$ 5,371,381	$ 2,383,466
Costs and Expenses
Cost of revenue	416,233	222,036
Sales and marketing expenses	4,729,552	2,601,655
General and administrative expenses	4,480,070	6,145,060
Total operating expenses	9,625,855	8,968,751
Loss from Operations	(4,254,474)	(6,585,285)
Other Income (Expense):
Interest income	1,808	6,862
Interest expense	(334,678)	(399,651)
Gain on settlements of accounts payable	188,709	190,203
Derivative expense - convertible notes payable	(61,495)	0
Change in fair value of derivative liability - embedded conversion feature of convertible Series A preferred stock	47,876	(2,089,744)
Change in fair value of derivative liability - convertible notes payable	149,398	28,244
Total Other Income (Expense) - Net	(8,382)	(2,264,086)
Net Loss	(4,262,856)	(8,849,371)
Basic and Diluted Loss per Common Share:
Net loss	(4,262,856)	(8,849,371)
Preferred stock dividends - Series A	0	(191,630)
Net loss available to common stockholders	$ (4,262,856)	$ (9,041,001)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.95)	$ (5.08)
Weighted average number of common shares outstanding during the period - basic and diluted (in shares)	4,508,215	1,779,903